April 24, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Registration Statement on Form N-6 for VUL
(File	Nos. 811-09725; 333-148736)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Pre-Effective Amendment #2 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-148736).

This Pre-Effective Amendment #2 incorporates the final comments received orally from the SEC, on April 11, 2008, These include changes to the charges and deductions table on p.6-11, deletion of certain reservations of rights for premiums paid by check (p.22) and moving the section on reduction-free partial withdrawal from the SAI to the prospectus at part 46.

In addition, this Pre-Effective Amendment includes the following other changes, clarifications and amendments to the Prospectus and SAI since the initial filing:

1.	update fund names, objectives, typical investments (cover page and pp. 35-40)

2.	add minimum and maximum fund operating expenses

3.	clarify “Decreasing the Face Amount” (p. 45) to make clear that a preferred plus NT policy will be changed to preferred if the face amount drops below $250,000

In addition, this Pre-Effective Amendment #2 to the Registration Statement includes all examples not previously included, financial statements, certain additional updating information, and any exhibits not previously filed.

We are seeking an effective date of May 1, 2008. Acceleration requests accompany this filing.

Any questions or comments regarding this Pre-Effective Amendment #2 should be directed to the undersigned at 212-598-7469 or via USPS, facsimile transmission or e-mail as set forth below.

Sincerely,

/s/ Sheri L. Kocen
Sheri L. Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

(212) 598-7469

(212) 919-2691 (fax)

sheri_kocen@glic.com